Note 14 - Stock Warrants and Warrant Liability (Details) - Warrant Activity - 12 months ended Dec. 31, 2014 - $ / shares	Total
Warrant Activity [Abstract]
Warrants for number of shares	22,148,045
Weighted-average exercise price	$ 0.23
Issued	12,500,000
Issued	$ 0.02